Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Dec. 29, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2014
C000056395
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 14,146	$ 9,423		$ 12,559	$ 12,623	$ 13,941	$ 12,611	$ 11,227	$ 10,654	$ 10,817	$ 9,950	$ 9,470
C000081917
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 14,278	10,000		12,738	12,874	14,276	12,980	11,623	11,078	11,309	10,457	10,007
C000056396
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 1,577,374	1,000,000		1,393,042	1,394,471	1,531,509	1,379,274	1,221,369	1,153,287	1,165,917	1,067,000	1,010,847
C000146257
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Intermediate Bond Fund
Account Value	$ 1,572,294			1,379,178	1,358,152	1,462,635	1,319,717	1,228,179	1,168,797	1,157,685	1,109,484	1,039,242	$ 1,000,000
C000230985
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Market Neutral Income Fund
Account Value	$ 1,079,835		$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,000		10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	$ 10,000		10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value	$ 24,476	$ 10,000		20,206	20,192	25,825	19,272	14,691	13,072	12,563	10,409	9,963
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 15,393	10,000		13,004	12,411	14,875	12,827	12,047	11,105	10,669	9,784	9,493
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value	$ 24,476	10,000		20,206	20,192	25,825	19,272	14,691	13,072	12,563	10,409	9,963
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 15,393	$ 10,000		13,004	12,411	14,875	12,827	12,047	11,105	10,669	9,784	9,493
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 1,539,311	$ 1,000,000		$ 1,300,373	$ 1,241,138	$ 1,487,493	$ 1,282,674	$ 1,204,716	$ 1,110,492	$ 1,066,909	$ 978,362	$ 949,256
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index